12. SUBSEQUENT EVENTS	15 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
12. SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) the Company has analyzed its operations subsequent to December 31, 2013 through to date this report was issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.